Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
July 31, 2024
AFR-NPRT3-0924
1.819945.119
Bank Loan Obligations - 87.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.9%
Bleriot U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 10/31/30 (b)(c)(d)	11,075	11,123
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5137% 12/31/27 (c)(d)(e)	3,866	3,871
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5937% 1/21/31 (c)(d)(e)	6,509	6,512
Novaria Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 6/9/31 (c)(d)(e)	9,710	9,734
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 4/21/31 (c)(d)(e)	13,390	13,457
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.0846% 8/24/28 (c)(d)(e)	38,630	38,727
Tranche J 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 7.8428% 2/28/31 (c)(d)(e)	16,164	16,203
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0846% 3/22/30 (c)(d)(e)	36,434	36,537
TOTAL AEROSPACE		136,164
Air Transportation - 1.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2936% 4/20/28 (c)(d)(e)	21,995	22,728
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8474% 3/21/31 (c)(d)(e)	11,421	11,440
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7749% 6/4/29 (c)(d)(e)	14,615	14,531
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1937% 11/23/28 (c)(d)(e)	13,145	13,044
CME Term SOFR 3 Month Index + 4.750% 10.1937% 11/23/28 (c)(d)(e)(f)	19,110	19,110
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4437% 11/23/29 (c)(d)(e)(f)	8,145	8,145
CME Term SOFR 3 Month Index + 8.000% 13.4437% 11/23/29 (c)(d)(e)(f)	4,100	4,100
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0709% 3/17/30 (c)(d)(e)	16,999	16,945
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.032% 10/20/27 (c)(d)(e)	9,164	9,361
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4846% 3/24/28 (c)(d)(e)(f)	12,155	9,493
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0334% 2/24/31 (c)(d)(e)	29,162	29,240
TOTAL AIR TRANSPORTATION		158,137
Automotive & Auto Parts - 1.4%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (c)(d)(e)	26,697	26,044
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.5142% 4/28/28 (c)(d)(e)	5,507	5,512
CME Term SOFR 1 Month Index + 2.250% 7.6292% 4/13/29 (c)(d)(e)	5,188	5,203
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3439% 5/6/30 (c)(d)(e)	26,414	26,447
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9636% 6/3/28 (c)(d)(e)	44,336	42,421
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4582% 12/17/28 (c)(d)(e)	11,829	11,750
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3437% 4/16/31 (c)(d)(e)	15,402	15,402
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (c)(d)(e)	20,291	19,683
Realtruck Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9582% 1/29/28 (c)(d)(e)	15,908	15,840
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1937% 2/8/28 (c)(d)(e)	22,226	19,892
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 1/20/31 (c)(d)(e)	23,965	24,045
TOTAL AUTOMOTIVE & AUTO PARTS		212,239
Banks & Thrifts - 1.3%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5937% 7/29/30 (c)(d)(e)	56,235	56,397
Cpi Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 5/19/31 (c)(d)(e)	22,185	22,183
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 12/31/30 (c)(d)(e)	59,787	59,882
GTCR Everest Borrower, LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 6/3/31 (b)(c)(d)	30,460	30,155
Ngp Xi Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2846% 7/18/31 (c)(d)(e)	10,525	10,486
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4975% 12/22/28 (c)(d)(e)	13,569	13,527
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 12/1/28 (c)(d)(e)	6,416	6,407
TOTAL BANKS & THRIFTS		199,037
Broadcasting - 1.4%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8437% 10/25/28 (c)(d)(e)	14,247	14,289
CME Term SOFR 1 Month Index + 2.500% 7.8437% 8/19/30 (c)(d)(e)	29,753	29,806
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.443% 8/24/26 (c)(d)(e)	3,813	3,533
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 0% (c)(d)(g)	71,092	1,399
term loan NULL 10% 8/2/27 (d)	4,738	6,283
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.443% 12/1/28 (c)(d)(e)	44,296	44,222
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9582% 9/19/26 (c)(d)(e)	20,599	20,661
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 8.0137% 9/30/26 (c)(d)(e)	5,163	4,882
CME Term SOFR 1 Month Index + 3.000% 8.5137% 4/1/28 (c)(d)(e)	2,910	2,072
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1937% 4/21/29 (c)(d)(e)	13,623	9,544
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/24/29 (c)(d)(e)	9,727	9,601
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7082% 1/31/29 (c)(d)(e)	38,631	37,508
CME Term SOFR 1 Month Index + 3.250% 8.7084% 3/24/26 (c)(d)(e)	4,087	4,083
CME Term SOFR 1 Month Index + 3.500% 8.9584% 1/31/29 (c)(d)(e)	11,875	11,562
TOTAL BROADCASTING		199,445
Building Materials - 2.5%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 5/17/28 (c)(d)(e)	48,869	38,820
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3471% 1/3/29 (c)(d)(e)	30,979	31,048
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0937% 5/23/31 (c)(d)(e)	18,385	18,402
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 5/19/28 (c)(d)(e)	7,378	7,405
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6937% 10/22/28 (c)(d)(e)	7,521	7,505
CME Term SOFR 1 Month Index + 3.750% 8.8437% 11/3/28 (c)(d)(e)	10,828	10,831
Copeland LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 6/18/31 (b)(c)(d)	11,755	11,755
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5894% 2/10/31 (c)(d)(e)	8,239	8,256
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (c)(d)(e)	101,137	99,956
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8437% 8/5/30 (c)(d)(e)	6,360	6,374
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8437% 3/28/31 (c)(d)(e)	8,415	8,435
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0917% 5/14/28 (c)(d)(e)	11,228	10,863
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.5846% 4/29/29 (c)(d)(e)	45,354	44,978
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8495% 4/2/29 (c)(d)(e)	10,291	10,342
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9.1937% 10/15/28 (c)(d)(e)	10,909	10,865
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.3451% 9/22/28 (c)(d)(e)	19,499	19,532
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 3 Month Index + 3.500% 8.7521% 2/16/28 (c)(d)(e)	9,422	9,434
White Capital Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5937% 10/19/29 (c)(d)(e)	19,118	18,950
TOTAL BUILDING MATERIALS		373,751
Cable/Satellite TV - 1.7%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0816% 2/1/27 (c)(d)(e)	65,585	65,512
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3316% 12/9/30 (c)(d)(e)	8,676	8,596
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6933% 1/31/28 (c)(d)(e)	53,065	52,026
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4433% 10/15/29 (c)(d)(e)	2,855	2,822
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9433% 4/15/27 (c)(d)(e)	5,560	4,731
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8288% 1/18/28 (c)(d)(e)	47,535	45,574
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1933% 9/25/28 (c)(d)(e)	13,560	12,865
Numericable LLC Tranche B 13LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.584% 8/14/26 (c)(d)(e)	11,910	9,528
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9433% 1/31/28 (c)(d)(e)	21,915	21,064
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6562% 3/6/31 (c)(d)(e)	37,605	35,798
TOTAL CABLE/SATELLITE TV		258,516
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4582% 7/22/29 (c)(d)(e)	7,618	7,648
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8246% 3/18/30 (c)(d)(e)	22,441	22,512
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.843% 9/28/28 (c)(d)(e)	10,349	10,175
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5906% 1/24/29 (c)(d)(e)	23,191	23,181
Resideo Funding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3014% 5/14/31 (c)(d)(e)	9,835	9,823
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5877% 4/11/30 (c)(d)(e)	16,740	16,821
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.3432% 4/16/25 (c)(d)(e)(f)	5,312	4,976
TOTAL CAPITAL GOODS		95,136
Chemicals - 4.2%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 12/14/29 (c)(d)(e)	24,211	23,250
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9437% 9/30/28 (c)(d)(e)	51,826	51,729
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4437% 10/1/29 (c)(d)(e)	3,385	3,148
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0937% 11/24/27 (c)(d)(e)	10,352	10,335
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1937% 11/24/28 (c)(d)(e)	12,310	11,761
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4437% 11/24/27 (c)(d)(e)	18,884	18,852
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3069% 8/29/29 (c)(d)(e)	5,874	5,888
Axalta Coating Systems U.S. Holdings, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3346% 12/20/29 (c)(d)(e)	5,874	5,893
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 5/29/29 (c)(d)(e)	19,393	19,490
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8437% 11/15/30 (c)(d)(e)	31,860	30,314
CPC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3462% 12/29/27 (c)(d)(e)	7,689	6,316
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.843% 11/1/30 (c)(d)(e)	17,636	17,683
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (c)(d)(e)	59,233	59,110
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2825% 5/27/28 (c)(d)(e)	27,610	26,864
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3596% 7/3/28 (c)(d)(e)	24,509	23,712
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (c)(d)(e)	58,655	58,142
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8812% 3/15/30 (c)(d)(e)	8,290	7,489
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1939% 3/1/30 (c)(d)(e)	7,761	7,738
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 4/2/29 (c)(d)(e)	35,683	35,638
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2461% 12/1/26 (c)(d)(e)	16,006	14,886
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8209% 4/3/28 (c)(d)(e)	9,865	9,909
CME Term SOFR 1 Month Index + 3.500% 8.8257% 4/3/28 (c)(d)(e)	26,443	26,567
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8474% 6/23/31 (c)(d)(e)	51,988	52,118
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7554% 3/16/27 (c)(d)(e)	11,284	11,317
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8437% 8/18/28 (c)(d)(e)	47,549	47,451
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.304% 2/7/31 (c)(d)(e)	2,872	2,872
CME Term SOFR 1 Month Index + 4.000% 9.3258% 2/21/31 (c)(d)(e)	13,118	13,118
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5937% 9/22/28 (c)(d)(e)	17,272	17,341
TOTAL CHEMICALS		618,931
Consumer Products - 2.8%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6819% 2/7/29 (c)(d)(e)	28,624	28,106
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 12/22/28 (c)(d)(e)	9,096	9,107
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8437% 12/26/28 (c)(d)(e)	19,174	19,222
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 12/25/28 (c)(d)(e)	39,827	39,892
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 12/13/29 (c)(d)(e)	13,351	13,344
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 1/22/31 (c)(d)(e)	14,199	14,205
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7521% 11/8/27 (c)(d)(e)	26,436	26,530
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 5/17/28 (c)(d)(e)	17,200	16,580
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2523% 1/29/31 (c)(d)(e)	51,444	50,929
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4589% 1/6/28 (c)(d)(e)	6,881	6,860
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0846% 3/13/28 (c)(d)(e)	6,658	6,669
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3143% 6/27/31 (c)(d)(e)	27,434	27,006
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (c)(d)(e)	32,533	32,517
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9618% 10/21/28 (c)(d)(e)	12,572	7,229
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7082% 8/5/28 (c)(d)(e)	31,392	31,274
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 7/8/31 (c)(d)(e)	9,230	9,215
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7/26/31 (b)(c)(d)	38,360	38,136
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3451% 8/1/30 (c)(d)(e)	30,290	30,484
Woof Holdings LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3462% 12/21/27 (c)(d)(e)	14,330	10,890
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.250% 12.6334% 12/21/28 (c)(d)(e)	2,135	1,041
TOTAL CONSUMER PRODUCTS		419,236
Containers - 1.6%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 3/3/28 (c)(d)(e)	36,923	36,775
Berlin Packaging, LLC Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0922% 6/7/31 (c)(d)(e)	41,174	41,328
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.3162% 7/1/29 (c)(d)(e)	24,363	24,429
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 3/22/29 (c)(d)(e)	145	146
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5967% 12/1/27 (c)(d)(e)	24,184	24,285
Graham Packaging Co., Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 8/4/27 (b)(c)(d)	740	740
CME Term SOFR 1 Month Index + 3.000% 8.4582% 8/4/27 (c)(d)(e)	18,142	18,147
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (c)(d)(e)	24,940	23,369
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8437% 5/1/31 (c)(d)(e)	8,915	8,945
Pactiv Evergreen Group Holdings, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8437% 9/25/28 (c)(d)(e)	16,855	16,879
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.3437% 8/3/26 (c)(d)(e)	17,055	17,119
CME Term SOFR 1 Month Index + 3.750% 9.4582% 8/1/26 (c)(d)(e)	1,945	1,955
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1937% 1/30/27 (c)(d)(e)	15,745	15,790
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 4/21/31 (c)(d)(e)	6,648	6,682
TOTAL CONTAINERS		236,589
Diversified Financial Services - 4.5%
Aal Delaware Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7/23/31 (b)(c)(d)	12,170	12,231
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9584% 2/4/28 (c)(d)(e)	14,406	14,458
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 8/9/30 (c)(d)(e)	39,168	38,483
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5975% 10/31/28 (c)(d)(e)	8,882	8,916
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 1/31/31 (b)(c)(d)	3,880	3,882
Broadstreet Partners, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5939% 5/16/31 (c)(d)(e)	34,254	34,300
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7521% 12/19/30 (c)(d)(e)	34,323	31,487
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1638% 10/6/30 (c)(d)(e)	8,079	8,127
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3462% 7/12/28 (c)(d)(e)	5,705	5,719
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2554% 6/27/29 (c)(d)(e)	4,671	4,693
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3377% 2/3/31 (c)(d)(e)	14,095	14,095
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8437% 6/24/28 (c)(d)(e)	13,805	13,789
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 6/30/28 (c)(d)(e)	26,978	26,973
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0973% 2/26/31 (c)(d)(e)	16,635	16,760
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3346% 1/31/31 (c)(d)(e)	84,290	84,330
HarbourVest Partners LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 4/22/30 (b)(c)(d)	240	241
CME Term SOFR 1 Month Index + 2.500% 7.8346% 4/22/30 (c)(d)(e)	18,565	18,612
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 0% (c)(d)(f)(g)	2,940	1,176
Hightower Holding LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 4/21/28 (b)(c)(d)	4,810	4,811
CME Term SOFR 3 Month Index + 4.000% 9.5408% 4/21/28 (c)(d)(e)	21,290	21,296
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 3/10/31 (c)(d)(e)	7,690	7,752
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9582% 1/26/28 (c)(d)(e)	16,241	16,268
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3321% 5/16/31 (c)(d)(e)	18,005	18,041
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8451% 6/17/30 (c)(d)(e)	4,255	4,269
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 Month Index + 9.500% 14.8437% 4/28/28 (c)(d)(e)(f)	9,086	8,404
Neon Maple U.S. Debt Mergersub I Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7/21/31 (b)(c)(d)	45,490	45,376
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6937% 11/1/29 (c)(d)(e)	14,420	14,370
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1939% 11/8/26 (c)(d)(e)	26,290	25,978
CME Term SOFR 1 Month Index + 4.000% 7/18/31 (b)(c)(d)	11,471	11,327
CME Term SOFR 1 Month Index + 4.500% 9.8439% 12/13/28 (c)(d)(e)	15,249	15,241
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0937% 5/16/31 (c)(d)(e)	6,825	6,802
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7521% 2/14/30 (c)(d)(e)	20,290	20,406
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (c)(d)(e)	11,865	148
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3471% 12/1/28 (c)(d)(e)	12,150	12,156
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0971% 6/6/31 (c)(d)(e)	26,351	26,331
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2908% 4/29/26 (c)(d)(e)	9,639	9,660
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.7858% 2/9/27 (c)(d)(e)	39,311	39,311
CME Term SOFR 1 Month Index + 5.500% 10.7858% 2/15/27 (c)(d)(e)(f)	22,602	22,489
TOTAL DIVERSIFIED FINANCIAL SERVICES		668,708
Diversified Media - 0.7%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8325% 10/28/27 (c)(d)(e)	30,798	29,572
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9846% 2/10/27 (c)(d)(e)	39,384	25,994
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9346% 12/17/26 (c)(d)(e)	60,129	50,321
TOTAL DIVERSIFIED MEDIA		105,887
Energy - 3.0%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0774% 7/9/31 (c)(d)(e)	22,685	22,742
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7096% 10/14/27 (c)(d)(e)	23,391	23,385
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 3/17/28 (c)(d)(e)	8,933	8,922
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 7/31/30 (c)(d)(e)	10,099	10,088
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 11/19/29 (c)(d)(e)	28,879	28,930
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (c)(d)(e)	82,275	81,967
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (c)(d)(e)	21,088	19,612
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0682% 6/29/29 (c)(d)(e)	28,465	28,452
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0937% 9/29/28 (c)(d)(e)	44,038	44,378
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8437% 10/31/28 (c)(d)(e)	19,284	19,395
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0937% 5/22/31 (c)(d)(e)	9,075	9,152
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 9.016% 11/14/25 (c)(d)(e)	11,130	10,935
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2521% 10/30/28 (c)(d)(e)	55,536	54,668
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0643% 2/28/30 (c)(d)(e)	19,362	19,459
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0937% 8/1/29 (c)(d)(e)	9,795	9,791
TPF II Power LLC Tranche B, term loan CME Term SOFR 1 Month Index + 5.250% 10.5939% 4/3/28 (c)(d)(e)	6,799	6,791
Waterbridge Midstream Operatin Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0894% 6/22/29 (c)(d)(e)	18,365	18,276
Waterbridge Ndb Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8256% 5/10/29 (c)(d)(e)	10,555	10,581
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2082% 3/25/28 (c)(d)(e)	9,596	8,928
TOTAL ENERGY		436,452
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9582% 9/1/27 (c)(d)(e)	25,672	20,409
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9582% 9/1/27 (c)(d)(e)	33,875	27,100
TOTAL ENTERTAINMENT/FILM		47,509
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2082% 10/8/28 (c)(d)(e)	11,471	11,521
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8388% 11/30/28 (c)(d)(e)	10,257	10,267
CME Term SOFR 1 Month Index + 2.750% 8.0788% 11/30/28 (c)(d)(e)	11,455	11,472
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.5877% 11/30/28 (c)(d)(e)	786	787
CME Term SOFR 1 Month Index + 2.750% 8.0788% 11/30/28 (c)(d)(e)	626	627
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (c)(d)(e)	43,446	43,496
TOTAL ENVIRONMENTAL		78,170
Food & Drug Retail - 0.8%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1846% 8/1/29 (c)(d)(e)	24,996	25,045
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6937% 2/1/27 (c)(d)(e)	12,684	12,699
JP Intermediate B LLC term loan CME Term SOFR 3 Month Index + 5.500% 11.0137% 11/20/27 (c)(d)(e)	18,154	1,271
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8267% 12/13/28 (c)(d)(e)	11,589	11,762
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9709% 4/2/29 (c)(d)(e)	36,369	36,428
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.25% 1/3/28 (c)(d)(e)	27,561	27,630
TOTAL FOOD & DRUG RETAIL		114,835
Food/Beverage/Tobacco - 1.6%
8th Avenue Food & Provisions, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2082% 10/1/26 (c)(d)(e)	2,240	1,983
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5995% 12/23/30 (c)(d)(e)	6,544	6,546
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.7082% 10/23/27 (c)(d)(e)	20,163	20,220
CME Term SOFR 1 Month Index + 3.750% 9.0788% 10/25/27 (c)(d)(e)	8,965	8,999
Del Monte Foods, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (c)(d)(e)	43,610	32,707
CME Term SOFR 3 Month Index + 8.000% 13.3287% 8/31/28 (c)(d)(e)(f)	19,019	16,872
CME Term SOFR 3 Month Index + 8.000% 13.3287% 8/31/28 (c)(d)(e)(f)	14,309	12,693
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 2/12/31 (c)(d)(e)	22,910	23,032
Naked Juice LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6846% 1/24/29 (c)(d)(e)	41,292	36,679
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4346% 1/24/30 (c)(d)(e)	11,985	8,936
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0932% 3/1/29 (c)(d)(e)	8,130	8,160
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8462% 3/31/28 (c)(d)(e)	55,587	55,720
TOTAL FOOD/BEVERAGE/TOBACCO		232,547
Gaming - 4.3%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 1/26/30 (c)(d)(e)	98,464	98,710
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0973% 2/6/31 (c)(d)(e)	62,309	62,364
Entain Holdings Gibraltar Ltd. Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.864% 3/16/27 (c)(d)(e)	12,756	12,777
Entain PLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.014% 10/31/29 (c)(d)(e)	33,268	33,302
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0788% 1/27/29 (c)(d)(e)	156,090	156,413
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5846% 11/25/30 (c)(d)(e)	58,489	58,513
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5971% 5/26/30 (c)(d)(e)	26,408	26,392
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4582% 4/26/28 (c)(d)(e)	12,098	12,107
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7082% 4/26/28 (c)(d)(e)	14,162	14,091
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0788% 4/16/29 (c)(d)(e)	24,991	25,147
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (c)(d)(e)	18,253	18,307
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.3412% 5/29/26 (c)(d)(e)	8,192	8,170
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1937% 5/3/29 (c)(d)(e)	10,114	10,146
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3182% 4/4/29 (c)(d)(e)	49,651	49,552
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5937% 3/14/31 (c)(d)(e)	45,237	45,275
TOTAL GAMING		631,266
Healthcare - 6.5%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7346% 2/15/29 (c)(d)(e)	19,048	15,267
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7082% 8/24/28 (c)(d)(e)	12,776	12,814
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4437% 11/8/27 (c)(d)(e)	9,687	9,742
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3451% 2/22/28 (c)(d)(e)	11,202	11,244
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0764% 2/11/28 (c)(d)(e)	30,440	30,586
Chrysaor Bidco Sarl:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/14/31 (b)(c)(d)	5,475	5,499
Tranche B-DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5/14/31 (b)(c)(d)	405	407
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 5/9/31 (c)(d)(e)	25,085	25,045
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.193% 8/1/27 (c)(d)(e)	11,938	11,921
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4582% 11/1/28 (c)(d)(e)	11,916	11,947
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3437% 3/31/29 (c)(d)(e)	26,393	25,156
Endo Finance Holdings, Inc. Tranche B-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.783% 4/23/31 (c)(d)(e)	22,135	22,181
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (c)(d)(e)	99,938	88,695
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.45% 10/29/27 (c)(d)(e)	4,548	4,546
CME Term SOFR 3 Month Index + 5.000% 10.45% 10/29/27 (c)(d)(e)	19,571	19,562
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4439% 10/29/27 (c)(d)(e)	576	575
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9846% 1/6/29 (c)(d)(e)	16,766	16,762
Insulet Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7/31/31 (b)(c)(d)	57,800	57,656
CME Term SOFR 1 Month Index + 3.000% 8.3437% 5/4/28 (c)(d)(e)	68,881	68,932
IVC Acquisition Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0846% 12/6/28 (c)(d)(e)	30,149	30,262
Jazz Financing Lux SARL Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.5912% 5/5/28 (c)(d)(e)	3,157	3,160
CME Term SOFR 1 Month Index + 3.000% 8.4584% 5/5/28 (c)(d)(e)	49,097	49,150
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 4/7/31 (c)(d)(e)	21,068	21,090
Medline Borrower LP:
1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5937% 10/21/28 (c)(d)(e)	34,100	34,127
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8437% 10/23/28 (c)(d)(e)	100,948	101,245
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/2/28 (c)(d)(e)	13,262	12,473
Tranche C 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1846% 3/2/28 (c)(d)(e)	225	211
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8346% 5/17/31 (c)(d)(e)	29,069	29,178
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 3/17/31 (c)(d)(e)	10,743	10,778
Packaging Coordinators Midco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/30/27 (c)(d)(e)	33,261	33,367
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6937% 4/20/29 (c)(d)(e)	21,032	21,058
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5937% 2/21/31 (c)(d)(e)	18,229	18,230
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (c)(d)(e)	62,808	63,020
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.7792% 4/10/31 (c)(d)(e)	8,700	8,728
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0937% 6/20/31 (c)(d)(e)	14,745	14,754
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5937% 5/30/31 (c)(d)(e)	15,525	15,501
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0951% 12/19/30 (c)(d)(e)	18,458	18,496
U.S. Anesthesia Partners, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9575% 10/1/29 (c)(d)(e)(f)	2,820	2,341
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7075% 10/1/28 (c)(d)(e)	4,959	4,785
U.S. Radiology Specialists, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0361% 12/15/27 (c)(d)(e)	1,465	1,467
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7346% 12/15/27 (c)(d)(e)	14,656	14,673
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7637% 11/20/26 (c)(d)(e)	4,404	4,055
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 1/8/27 (c)(d)(e)	17,967	17,985
TOTAL HEALTHCARE		968,671
Homebuilders/Real Estate - 0.6%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0816% 3/21/31 (c)(d)(e)	12,250	12,051
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.2082% 8/21/25 (c)(d)(e)	884	884
CME Term SOFR 1 Month Index + 3.000% 8.3437% 1/31/30 (c)(d)(e)	19,251	19,251
CME Term SOFR 1 Month Index + 3.750% 9.0937% 1/31/30 (c)(d)(e)	7,342	7,360
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3687% 1/27/29 (c)(d)(e)	11,184	11,160
Greystar Real Estate Partners:
1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8/21/30 (b)(c)(d)	3,000	3,008
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 8/21/30 (c)(d)(e)	9,345	9,368
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7521% 3/15/30 (c)(d)(e)	11,721	11,721
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 9/1/27 (c)(d)(e)	18,616	18,662
TOTAL HOMEBUILDERS/REAL ESTATE		93,465
Hotels - 1.4%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4496% 9/9/26 (c)(d)(e)	8,616	8,616
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 11/30/29 (c)(d)(e)	31,620	31,714
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 7.5937% 1/17/31 (c)(d)(e)	17,825	17,835
CME Term SOFR 1 Month Index + 3.000% 7.8439% 8/2/28 (c)(d)(e)	72,729	72,763
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0996% 11/8/30 (c)(d)(e)	21,135	21,175
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5937% 4/1/31 (c)(d)(e)	27,581	27,707
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.5932% 9/29/28 (c)(d)(e)	18,304	16,367
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0937% 5/28/30 (c)(d)(e)	9,452	9,450
TOTAL HOTELS		205,627
Insurance - 5.9%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (c)(d)(e)	170,939	170,679
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8451% 11/6/30 (c)(d)(e)	47,715	47,908
AmWINS Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7082% 2/19/28 (c)(d)(e)	30,501	30,545
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0023% 2/28/28 (c)(d)(e)	18,553	18,579
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8437% 2/14/31 (c)(d)(e)	53,306	53,473
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4437% 8/19/28 (c)(d)(e)	33,390	33,072
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6937% 8/19/28 (c)(d)(e)	58,621	58,349
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7082% 1/31/28 (c)(d)(e)	63,158	58,483
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7082% 1/20/29 (c)(d)(e)	88,816	81,364
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 12/23/26 (c)(d)(e)	52,270	52,044
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 7/31/27 (c)(d)(e)	32,453	32,122
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.532% 6/20/30 (c)(d)(e)	83,579	83,662
CME Term SOFR 3 Month Index + 3.000% 6/20/30 (b)(c)(d)	4,890	4,895
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0846% 3/8/32 (c)(d)(e)	44,480	45,640
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 5/6/31 (c)(d)(e)	52,520	52,610
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0846% 11/23/29 (c)(d)(e)	43,455	43,525
CME Term SOFR 1 Month Index + 2.750% 8.0846% 9/27/30 (c)(d)(e)	9,821	9,833
TOTAL INSURANCE		876,783
Leisure - 2.6%
Alterra Mountain Co.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5937% 8/17/28 (c)(d)(e)	18,090	18,147
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8437% 5/31/30 (c)(d)(e)	1,340	1,347
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5767% 2/17/31 (c)(d)(e)	10,229	10,208
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2112% 11/24/28 (c)(d)(e)	11,186	11,200
Bulldog Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 6/30/31 (c)(d)(e)	10,590	10,634
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0937% 8/9/27 (c)(d)(e)	16,924	17,030
CME Term SOFR 1 Month Index + 2.750% 8.0937% 10/18/28 (c)(d)(e)	28,858	28,984
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6109% 7/21/30 (c)(d)(e)	65,146	65,146
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5962% 9/18/26 (c)(d)(e)	25,881	26,026
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9584% 7/31/28 (c)(d)(e)	12,258	12,409
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5846% 1/15/30 (c)(d)(e)	36,555	36,677
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5056% 2/12/29 (c)(d)(e)	11,985	11,955
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3437% 8/27/28 (c)(d)(e)	6,521	6,541
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.994% 12/14/26 (c)(d)(e)	16,749	16,686
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8437% 8/25/28 (c)(d)(e)	30,156	30,119
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3437% 3/18/30 (c)(d)(e)	43,576	43,700
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 12/30/26 (c)(d)(e)	34,271	30,930
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0137% 12/30/27 (c)(d)(e)	3,500	2,538
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0137% 12/30/26 (c)(d)(e)	3,504	3,328
TOTAL LEISURE		383,605
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0937% 8/19/30 (c)(d)(e)	15,821	15,864
Paper - 0.9%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3462% 2/4/28 (c)(d)(e)	6,601	6,606
Clydesdale Acquisition Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1187% 4/13/29 (c)(d)(e)	107,016	107,043
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 4/13/29 (b)(c)(d)	18,180	18,185
TOTAL PAPER		131,834
Publishing/Printing - 0.4%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2554% 10/30/30 (c)(d)(e)	17,541	17,618
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2854% 8/11/28 (c)(d)(e)	12,203	12,261
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 1/28/29 (c)(d)(e)	0	0
RLG Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9582% 7/2/29 (c)(d)(e)	2,290	2,051
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7082% 7/8/28 (c)(d)(e)	8,931	8,677
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 13.2084% 6/16/26 (c)(d)(h)	13,979	13,793
TOTAL PUBLISHING/PRINTING		54,400
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1788% 4/6/28 (c)(d)(e)	16,389	16,397
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3346% 4/10/31 (c)(d)(e)	24,480	24,481
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8462% 7/26/28 (c)(d)(e)	25,035	25,082
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.5962% 7/22/29 (c)(d)(e)	4,920	4,815
TOTAL RAILROAD		70,775
Restaurants - 1.2%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0937% 9/23/30 (c)(d)(e)	36,940	36,745
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (c)(d)(e)	15,489	15,527
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7082% 12/1/28 (c)(d)(e)	8,275	8,288
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1985% 3/15/28 (c)(d)(e)	13,546	13,534
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 10/20/28 (c)(d)(e)	10,579	10,566
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.6522% 3/1/26 (c)(d)(e)	12,343	12,158
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 4/1/29 (c)(d)(e)	25,381	24,492
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 8/3/28 (c)(d)(e)	51,457	51,486
TOTAL RESTAURANTS		172,796
Services - 10.6%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 12/21/28 (c)(d)(e)	91,282	91,602
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8346% 10/2/28 (c)(d)(e)	5,392	5,406
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.843% 7/30/28 (c)(d)(e)	86,134	86,362
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 5/14/28 (c)(d)(e)	95,889	95,825
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3495% 2/15/29 (c)(d)(e)	26,457	26,520
CME Term SOFR 1 Month Index + 4.000% 9.4582% 1/23/27 (c)(d)(e)	18,797	18,828
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.2082% 1/31/28 (c)(d)(e)	5,972	6,002
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.71% 11/16/28 (c)(d)(e)	11,448	11,501
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.46% 11/16/28 (c)(d)(e)	33,032	33,073
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.302% 7/9/28 (c)(d)(e)	26,699	26,732
Aramark Services, Inc.:
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2082% 1/15/27 (c)(d)(e)	4,663	4,662
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 4/6/28 (c)(d)(e)	26,696	26,737
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 6/24/30 (c)(d)(e)	571	572
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7082% 6/30/28 (c)(d)(e)	16,193	16,244
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (c)(d)(e)	23,092	23,128
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (c)(d)(e)	23,960	23,121
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 12/10/28 (c)(d)(e)	48,979	49,002
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4437% 3/16/29 (c)(d)(e)	10,925	10,932
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 5/31/28 (c)(d)(e)	15,561	15,619
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (c)(d)(e)	69,373	69,365
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3346% 5/2/30 (c)(d)(e)	8,775	8,819
Cast & Crew Payroll LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0937% 12/30/28 (c)(d)(e)	37,725	37,777
CHG Healthcare Services, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7082% 9/30/28 (c)(d)(e)	5,570	5,575
CME Term SOFR 3 Month Index + 3.750% 9.0939% 9/30/28 (c)(d)(e)	5,363	5,366
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 3.500% 9/29/28 (b)(c)(d)	10,935	10,942
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1521% 5/3/29 (c)(d)(e)	17,924	13,740
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 6/2/28 (c)(d)(e)	59,546	58,541
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 8/16/28 (c)(d)(e)	20,428	20,366
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (c)(d)(e)	36,655	36,788
Filtration Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 10/21/28 (c)(d)(e)	20,631	20,738
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8257% 3/3/28 (c)(d)(e)	27,462	27,544
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3433% 3/10/26 (c)(d)(e)	9,016	4,418
CME Term SOFR 3 Month Index + 4.750% 10.3922% 3/10/26 (c)(d)(e)	30,787	15,855
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0021% 4/29/29 (c)(d)(e)	22,273	17,317
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8437% 12/1/27 (c)(d)(e)	13,607	13,677
CME Term SOFR 1 Month Index + 3.750% 9.2082% 12/1/27 (c)(d)(e)	8,209	8,258
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8451% 10/21/30 (c)(d)(e)	23,167	23,203
Ion Trading Finance Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3461% 4/3/28 (c)(d)(e)	19,287	19,256
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7082% 4/21/27 (c)(d)(e)	17,370	10,352
KUEHG Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 6/12/30 (c)(d)(e)	67,437	67,750
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 1/15/26 (c)(d)(e)	2,315	2,322
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.154% 10/11/28 (c)(d)(e)	2,915	2,734
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.404% 4/11/29 (c)(d)(e)	77,964	73,286
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5292% 7/25/30 (c)(d)(e)	32,879	32,941
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5292% 7/31/26 (c)(d)(e)	25,706	23,039
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 3/24/31 (c)(d)(e)	29,245	29,415
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8232% 2/10/31 (c)(d)(e)	18,790	18,865
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4596% 12/10/26 (c)(d)(e)	9,651	9,720
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 2/24/28 (c)(d)(e)	24,609	24,639
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.063% 1/15/27 (c)(d)(e)	22,135	20,189
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (c)(d)(e)	110,398	90,435
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0844% 9/10/29 (c)(d)(e)	61,565	57,163
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (c)(d)(e)	33,885	33,998
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5937% 4/14/29 (c)(d)(e)	17,696	18,000
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0892% 3/3/30 (c)(d)(e)	30,752	30,893
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0937% 2/14/31 (c)(d)(e)	14,334	14,459
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5767% 2/24/31 (c)(d)(e)	22,050	21,949
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8437% 11/3/29 (c)(d)(e)	4,784	4,802
TOTAL SERVICES		1,576,364
Steel - 0.1%
Zekelman Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5995% 1/24/31 (c)(d)(e)	11,499	11,523
Super Retail - 2.8%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2075% 11/6/27 (c)(d)(e)	6,086	6,076
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7075% 7/24/28 (c)(d)(e)	17,323	7,947
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3346% 2/3/29 (c)(d)(e)	10,200	10,242
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5137% 4/1/28 (c)(d)(e)	14,422	10,704
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/5/28 (c)(d)(e)	312,623	312,015
Gulfside Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2858% 6/17/31 (c)(d)(e)	7,820	7,840
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8437% 6/5/31 (c)(d)(e)	10,160	10,023
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 6/6/31 (c)(d)(e)	21,011	20,228
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 4/15/28 (c)(d)(e)	23,180	18,909
RH:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9582% 10/20/28 (c)(d)(e)	6,637	6,260
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 10/20/28 (c)(d)(e)	9,216	8,808
TOTAL SUPER RETAIL		419,052
Technology - 14.8%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (c)(d)(e)	7,455	7,431
Ahead DB Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0846% 2/3/31 (c)(d)(e)	3,177	3,180
CME Term SOFR 1 Month Index + 4.250% 9.5846% 1/24/31 (c)(d)(e)	10,275	10,286
Allegro MicroSystems LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 10/31/30 (b)(c)(d)	3,500	3,483
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9046% 10/8/27 (c)(d)(e)	9,408	9,455
Amazon Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7/31/31 (b)(c)(d)	67,160	67,328
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3462% 8/10/25 (c)(d)(e)	36,919	25,259
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 2/23/32 (c)(d)(e)	2,380	2,465
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (c)(d)(e)	32,058	32,206
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 2/15/29 (c)(d)(e)	81,338	81,135
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5937% 5/11/29 (c)(d)(e)	15,792	15,897
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 13.3185% 4/9/26 (c)(d)(e)(f)	349	349
CME Term SOFR 3 Month Index + 8.000% 13.3185% 4/9/26 (c)(d)(e)(f)	102	102
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (c)(d)(e)	20,791	4,616
Tranche DD 1 term loan CME Term SOFR 3 Month Index + 8.000% 4/3/26 (c)(d)(f)(i)	178	178
Tranche DD 2 term loan CME Term SOFR 3 Month Index + 8.000% 13.3319% 4/3/26 (c)(d)(e)(f)	178	178
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 1/31/31 (c)(d)(e)	47,455	47,479
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 7/6/29 (c)(d)(e)	11,289	11,168
Cloud Software Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3346% 3/29/29 (c)(d)(e)	86,096	86,017
CME Term SOFR 1 Month Index + 4.500% 9.8346% 3/24/31 (c)(d)(e)	10,405	10,440
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8437% 7/2/29 (c)(d)(e)	40,191	40,252
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 4/4/26 (c)(d)(e)	25,667	23,990
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0962% 9/30/28 (c)(d)(e)	36,660	36,513
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5657% 2/10/28 (c)(d)(e)	29,791	28,947
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 5/1/31 (d)	8,930	8,863
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.593% 5/1/31 (c)(d)(e)	53,336	53,503
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8437% 3/3/31 (c)(d)(e)	12,210	12,225
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 10/16/26 (c)(d)(e)	72,036	67,050
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.3437% 2/19/29 (c)(d)(e)	26,540	22,847
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2082% 3/31/29 (c)(d)(e)	2,490	2,347
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/31/28 (c)(d)(e)	15,155	15,138
CME Term SOFR 1 Month Index + 4.750% 10.0937% 3/31/28 (c)(d)(e)	5,876	5,883
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 8/30/30 (c)(d)(e)	9,232	9,255
Ellucian, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 10/7/29 (c)(d)(e)	34,033	34,271
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5937% 5/23/31 (c)(d)(e)	28,534	28,712
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5/23/31 (c)(d)(i)	437	439
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0937% 9/12/29 (c)(d)(e)	55,558	55,505
Go Daddy Operating Co. LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 11/12/29 (c)(d)(e)	14,532	14,557
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0846% 7/15/30 (c)(d)(e)	9,028	9,023
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3346% 7/3/28 (c)(d)(e)	15,883	15,970
CME Term SOFR 1 Month Index + 2.000% 7.3346% 7/3/28 (c)(d)(e)	3,957	3,979
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (b)(c)(d)	34,885	34,405
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (b)(c)(d)	10,150	10,049
Maximus, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.500% 7.3437% 5/30/31 (c)(d)(e)	7,985	7,990
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.593% 3/1/29 (c)(d)(e)	73,266	73,106
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 5/3/28 (c)(d)(e)	117,121	116,817
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5021% 2/23/29 (c)(d)(e)	12,580	12,466
Mitchell International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5937% 6/17/31 (c)(d)(e)	35,678	35,265
MKS Instruments, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.5968% 8/17/29 (c)(d)(e)	6,090	6,109
CME Term SOFR 1 Month Index + 2.500% 7.8321% 8/17/29 (c)(d)(e)	23,187	23,260
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8316% 7/1/31 (c)(d)(e)	71,625	68,867
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1024% 3/27/29 (c)(d)(e)	27,015	27,341
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5937% 1/31/30 (c)(d)(e)	29,105	29,249
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 2/1/28 (c)(d)(e)	98,158	98,116
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4582% 3/19/28 (c)(d)(e)	11,565	11,541
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 6/2/28 (c)(d)(e)	142,356	142,518
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0021% 10/28/30 (c)(d)(e)	33,107	33,224
Project Boost Purchaser LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9584% 5/30/26 (c)(d)(e)	11,987	12,009
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.7861% 7/2/31 (c)(d)(e)	13,203	13,227
CME Term SOFR 1 Month Index + 3.500% 8.9584% 5/30/26 (c)(d)(e)	7,093	7,106
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5361% 7/2/32 (c)(d)(e)	6,330	6,441
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3437% 8/31/28 (c)(d)(e)	43,052	43,170
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1966% 5/15/28 (c)(d)(e)	27,316	12,126
CME Term SOFR 1 Month Index + 6.250% 11.6966% 5/15/28 (c)(d)(e)	6,362	6,426
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4582% 4/22/28 (c)(d)(e)	43,713	42,557
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9437% 9/30/28 (c)(d)(e)	14,404	13,755
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5973% 4/8/30 (c)(d)(e)	45,766	45,861
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 11/23/29 (c)(d)(e)	11,339	11,358
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9582% 8/11/28 (c)(d)(e)	26,093	26,035
SS&C Technologies, Inc. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 5/9/31 (c)(d)(e)	43,809	43,958
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5937% 8/31/28 (c)(d)(e)	10,261	10,293
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.093% 5/30/30 (c)(d)(e)	12,800	12,800
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5546% 2/10/31 (c)(d)(e)	130,134	130,508
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 6/23/31 (c)(d)(e)	26,500	26,475
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 3/27/28 (c)(d)(e)	18,214	18,271
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5788% 4/14/31 (c)(d)(e)	19,436	19,497
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7082% 10/30/27 (c)(d)(e)	8,228	7,590
CME Term SOFR 1 Month Index + 4.250% 9.6937% 10/30/27 (c)(d)(e)	5,665	5,226
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 3/19/31 (c)(d)(e)	6,593	6,626
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 9/28/29 (c)(d)(e)	27,686	27,709
TOTAL TECHNOLOGY		2,187,268
Telecommunications - 2.7%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3014% 10/31/27 (c)(d)(e)	11,655	10,038
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8014% 8/15/28 (c)(d)(e)	78,091	59,427
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (c)(d)(e)	956	961
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (c)(d)(e)	36,534	28,177
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.6462% 11/1/25 (c)(d)(e)	32,262	4,968
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (c)(d)(e)(f)	2,184	2,184
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3451% 10/24/30 (c)(d)(e)	6,345	6,375
Connect U.S. Finco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8439% 12/12/26 (c)(d)(e)	1,995	1,987
CME Term SOFR 1 Month Index + 4.500% 9.8439% 9/13/29 (c)(d)(e)	13,974	13,276
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9582% 10/2/27 (c)(d)(e)	16,633	15,829
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.2521% 1/30/31 (c)(d)(e)	42,840	43,065
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.763% 7/1/31 (c)(d)(e)	44,804	45,056
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (c)(d)(e)	5,548	4,023
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (c)(d)(e)	6,525	6,058
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 4/17/31 (c)(d)(e)	8,833	8,855
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0732% 8/1/29 (c)(d)(e)	14,960	13,866
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.35% 1/27/31 (c)(d)(e)	18,438	18,461
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6937% 9/21/27 (c)(d)(e)	25,487	25,583
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4582% 3/9/27 (c)(d)(e)	82,130	73,271
CME Term SOFR 1 Month Index + 4.320% 9.5937% 3/9/27 (c)(d)(e)	21,310	19,081
TOTAL TELECOMMUNICATIONS		400,541
Textiles/Apparel - 0.3%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.587% 2/20/29 (c)(d)(e)	18,345	18,453
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 11/23/28 (c)(d)(e)	11,321	11,278
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7082% 4/16/28 (c)(d)(e)	16,680	16,685
TOTAL TEXTILES/APPAREL		46,416
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp.:
2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.0962% 5/7/29 (c)(d)(e)	2,965	1,999
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0962% 5/7/28 (c)(d)(e)	17,428	13,482
TOTAL TRANSPORTATION EX AIR/RAIL		15,481
Utilities - 1.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 1/20/31 (c)(d)(e)	58,854	58,966
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 6/23/28 (c)(d)(e)	14,174	14,071
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8437% 6/23/27 (c)(d)(e)	15,370	15,428
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4582% 1/21/28 (c)(d)(e)	15,389	15,448
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3372% 3/2/27 (c)(d)(e)	38,508	38,615
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3437% 12/20/30 (c)(d)(e)	26,052	26,120
TOTAL UTILITIES		168,648
TOTAL BANK LOAN OBLIGATIONS (Cost $13,323,219)		13,021,668

Nonconvertible Bonds - 4.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.1%
TransDigm, Inc. 6.375% 3/1/29 (j)	19,405	19,766
Air Transportation - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (j)	2,503	2,486
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (j)	1,194	1,188
TOTAL AIR TRANSPORTATION		3,674
Automotive & Auto Parts - 0.8%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (j)	7,810	7,953
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.3034% 3/6/26 (c)(e)	16,070	16,576
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (c)(e)(j)	87,765	88,308
TOTAL AUTOMOTIVE & AUTO PARTS		112,837
Broadcasting - 0.5%
DISH Network Corp. 11.75% 11/15/27 (j)	36,525	36,559
Univision Communications, Inc.:
6.625% 6/1/27 (j)	26,085	25,958
8% 8/15/28 (j)	6,375	6,407
8.5% 7/31/31 (j)	8,595	8,503
TOTAL BROADCASTING		77,427
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (j)	11,790	12,706
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (j)	8,110	7,721
5.375% 6/1/29 (j)	16,225	15,168
TOTAL CABLE/SATELLITE TV		22,889
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (j)	1,670	1,737
Chemicals - 0.1%
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (j)	8,380	8,905
Energy - 0.3%
Citgo Petroleum Corp.:
6.375% 6/15/26 (j)	2,115	2,115
7% 6/15/25 (j)	9,610	9,604
8.375% 1/15/29 (j)	7,770	8,096
New Fortress Energy, Inc.:
6.5% 9/30/26 (j)	18,966	17,635
6.75% 9/15/25 (j)	10,793	10,611
Transocean Poseidon Ltd. 6.875% 2/1/27 (j)	4,205	4,193
TOTAL ENERGY		52,254
Gaming - 0.4%
Affinity Interactive 6.875% 12/15/27 (j)	7,315	6,378
Caesars Entertainment, Inc. 7% 2/15/30 (j)	7,670	7,912
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (j)	37,830	35,330
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (j)	605	626
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (j)	7,363	7,319
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (j)	1,205	1,188
4.25% 12/1/26 (j)	1,725	1,683
4.625% 12/1/29 (j)	985	948
TOTAL GAMING		61,384
Healthcare - 0.1%
Embecta Corp. 6.75% 2/15/30 (j)	8,365	7,459
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (j)	4,675	4,770
TOTAL HEALTHCARE		12,229
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	27,055	22,182
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (j)	18,880	19,096
TOTAL HOMEBUILDERS/REAL ESTATE		41,278
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc. 7.5% 11/6/30 (j)	21,445	21,765
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (j)	16,655	16,737
TOTAL INSURANCE		38,502
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (j)	14,205	14,342
Royal Caribbean Cruises Ltd. 8.25% 1/15/29 (j)	7,970	8,431
TOTAL LEISURE		22,773
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (j)	680	723
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (j)	3,430	3,055
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (j)	660	659
CEC Entertainment LLC 6.75% 5/1/26 (j)	4,045	4,040
TOTAL RESTAURANTS		4,699
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (j)	4,560	5,007
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (j)	6,300	6,158
The GEO Group, Inc. 8.625% 4/15/29	2,935	3,056
TOTAL SERVICES		14,221
Super Retail - 0.2%
Carvana Co. 5.625% 10/1/25 (j)	8,225	8,081
EG Global Finance PLC 12% 11/30/28 (j)	20,615	22,074
TOTAL SUPER RETAIL		30,155
Technology - 0.3%
Acuris Finance U.S. 9% 8/1/29 (f)(k)(l)	9,355	9,402
Cloud Software Group, Inc.:
8.25% 6/30/32 (j)	16,354	16,967
9% 9/30/29 (j)	8,495	8,447
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (j)	10,540	10,882
ION Trading Technologies Ltd. 9.5% 5/30/29 (j)	2,135	2,218
TOTAL TECHNOLOGY		47,916
Telecommunications - 0.8%
Altice Financing SA 5.75% 8/15/29 (j)	12,926	9,810
Altice France SA:
5.125% 1/15/29 (j)	8,087	5,614
5.125% 7/15/29 (j)	21,585	15,137
5.5% 1/15/28 (j)	8,480	6,208
5.5% 10/15/29 (j)	17,680	12,434
Consolidated Communications, Inc. 5% 10/1/28 (j)	410	355
Frontier Communications Holdings LLC:
5% 5/1/28 (j)	4,005	3,857
8.75% 5/15/30 (j)	1,560	1,634
Intelsat Jackson Holdings SA 6.5% 3/15/30 (j)	22,343	21,255
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (j)	4,745	3,949
6.75% 10/15/27 (j)	19,480	18,153
Windstream Escrow LLC 7.75% 8/15/28 (j)	18,810	18,144
TOTAL TELECOMMUNICATIONS		116,550
TOTAL NONCONVERTIBLE BONDS (Cost $711,073)		705,680

Asset-Backed Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Birch Grove Clo 4 Ltd. Series 2024-4A Class ER, CME Term SOFR 3 Month Index + 6.500% 11.8014% 7/15/37 (c)(e)(j)	3,336	3,346
Eaton Vance CLO, Ltd. Series 2024-1A Class D2, CME Term SOFR 3 Month Index + 4.500% 4.5% 10/15/37 (c)(e)	1,810	1,810
Goldentree Loan Management U.S. CLO 18, Ltd. Series 2024-21A Class DJ, CME Term SOFR 3 Month Index + 4.250% 9.5751% 7/20/37 (c)(e)(j)	2,807	2,818
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 11.0251% 7/20/37 (c)(e)(j)	4,213	4,198
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 6.55% 7/20/37 (c)(e)(j)	1,457	1,457
Palmer Square Ln Funding 2024-3 Series 2024-3A Class D, CME Term SOFR 3 Month Index + 5.400% 10.7366% 8/8/32 (c)(e)(j)	5,670	5,682
TOTAL ASSET-BACKED SECURITIES (Cost $19,293)		19,311

Common Stocks - 1.5%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (f)(m)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (f)(m)	512,868	1,662
TNT Crane & Rigging LLC warrants 10/31/25 (f)(m)	86,957	0
TOTAL CAPITAL GOODS		1,662
Consumer Products - 0.1%
JOANN, Inc. (f)(n)	6,027,648	13,924
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (f)	510,379	47,093
Carnelian Point Holdings LP warrants (f)(m)	18,944	55
Lime Tree Bay Ltd. (f)(m)	2,899	205
TOTAL DIVERSIFIED FINANCIAL SERVICES		47,353
Energy - 0.8%
California Resources Corp.	628,519	32,331
California Resources Corp. warrants 10/27/24 (m)	48,025	754
Chesapeake Energy Corp.	587,218	44,822
Chesapeake Energy Corp. (l)	4,049	309
EP Energy Corp. (f)(m)	80,740	111
Exxon Mobil Corp.	329,097	39,028
TOTAL ENERGY		117,355
Entertainment/Film - 0.1%
New Cineworld Ltd. (f)	715,262	12,074
Hotels - 0.1%
Travelport Finance Luxembourg SARL (f)	3,686	8,951
Restaurants - 0.1%
Old Claimco LLC (f)(m)	542,500	7,682
Telecommunications - 0.0%
GTT Communications, Inc. (f)(m)	118,360	4,185
TOTAL COMMON STOCKS (Cost $118,424)		213,186

Preferred Securities - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.5%
Bank of America Corp. 6.25% (e)(o)	24,265	24,243
Citigroup, Inc. 4.7% (e)(o)	24,205	23,890
JPMorgan Chase & Co.:
4.6% (e)(o)	13,450	13,349
6.1% (e)(o)	7,795	7,750
TOTAL BANKS & THRIFTS		69,232
Diversified Financial Services - 0.0%
Aircastle Ltd. 5.25% (e)(j)(o)	8,580	8,385
TOTAL PREFERRED SECURITIES (Cost $76,972)		77,617

Other - 0.7%
	Shares	Value ($) (000s)
Other - 0.7%
Fidelity Private Credit Co. LLC (l)(p) (Cost $105,597)	10,596,521	107,661

Money Market Funds - 7.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (q) (Cost $1,038,763)	1,038,580,218	1,038,788

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $15,393,341)	15,183,911
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(357,908)
NET ASSETS - 100.0%	14,826,003

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	The coupon rate will be determined upon settlement of the loan after period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $614,000 and $617,000, respectively.

(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $680,350,000 or 4.6% of net assets.

(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,372,000 or 0.8% of net assets.

(m)	Non-income producing
(n)	Affiliated company
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Affiliated Fund
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acuris Finance U.S. 9% 8/1/29	7/25/24	9,355

Chesapeake Energy Corp.	2/10/21	38

Fidelity Private Credit Co. LLC	5/01/22 - 7/08/24	105,596

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,286,453	2,217,932	2,465,598	45,469	1	-	1,038,788	2.0%
Fidelity Securities Lending Cash Central Fund 5.39%	51,380	99,470	150,850	50	-	-	-	0.0%
Total	1,337,833	2,317,402	2,616,448	45,519	1	-	1,038,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	94,881	12,482	-	10,373	-	298	107,661
	94,881	12,482	-	10,373	-	298	107,661

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
JOANN, Inc.	-	416	-	-	-	13,508	13,924
Total	-	416	-	-	-	13,508	13,924

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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